Convertible debentures, Embedded Derivative Liabilities (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024
Embedded Derivative Liabilities [Abstract]
Balance beginning period			$ 919,250
Change in fair value of derivative liabilities	$ (2,067,350)	$ 1,200	(719,000)	$ 1,200
Balance end period	0		0		$ 919,250
Related Party [Member]
Embedded Derivative Liabilities [Abstract]
Balance beginning period			919,250	$ 0	0
Derivative liability component of certain issued convertible debentures			65,750		73,550
Change in fair value of derivative liabilities			(719,000)		845,700
Transferred to equity			(266,000)
Balance end period	$ 0		$ 0		919,250
Transaction costs					36,484
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]
Embedded Derivative Liabilities [Abstract]
Transaction costs					40,227
Host financial liability					36,484
Embedded derivative					$ 3,743